Loss per Share	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Loss per Share
Note 21 – Loss per Share

The calculation of basic loss per share as at December 31, 2022 was based on the loss attributable to the Company’s ordinary shareholders divided by a weighted average number of ordinary shares outstanding, calculated as follows:

Weighted average number of ordinary shares

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020

Issued and paid-in share capital as at January 1	125,770,107	79,866,264	19,870,337
Weighted average of the number of ordinary shares of Steakholder Foods Ltd. issued during the year	10,130,762	36,088,237	40,241,860
Weighted average of the number of ordinary shares used to calculate basic earnings per share	135,900,869	115,954,501	60,112,197

In prior periods, the weighted average number of the ordinary shares of Steakholder Innovation Ltd. was multiplied by the exchange ratio according to which ordinary shares of Steakholder Foods Ltd. were issued in return for ordinary shares of Steakholder Innovation Ltd. in the 2020 reverse acquisition.

At December 31, 2022, 55,632,713 options, warrants, rights and RSUs (in 2021 and 2020, 41,902,044 and 45,768,424 options respectively) were excluded from the diluted weighted average number of ordinary shares calculation, as their effect would have been anti-dilutive.